Label	Element	Value
Invesco AAA CLO Floating Rate Note ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 27, 2023, TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED

NOVEMBER 30, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco AAA CLO Floating Rate Note ETF (ICLO)
(the “Fund”)

Effective June 28, 2023, Invesco Capital Management LLC has agreed to waive 100% of the management fees it is entitled to receive from the Fund through December 31, 2023. Accordingly, effective June 28, 2023, the Fund’s Prospectus and SAI are revised as described below:

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco AAA CLO Floating Rate Note ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
●	The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information—Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.26%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%

[1]	Effective June 28, 2023, Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through December 31, 2023.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.